Other Expense By Nature (Tables)	12 Months Ended
Dec. 31, 2020
Disclosure Of Cost And Expenses By Nature [Abstract]
Summary of Other Miscellaneous Operating Expenses

Other miscellaneous operating expenses for the years ended December 31, 2020, 2019 and 2018, are as follows:

	For the years ended December 31,
	2020	2019	2018
Other expenses	ThUS$	ThUS$	ThUS$
Professional, outsourced and other services	(473,655)	(518,101)	(473,787)
Administrative expenses	(99,813)	(106,433)	(91,376)
Repairs and maintenance	(232,305)	(253,036)	(203,381)
Indemnities and fines	(8,886)	(11,535)	(11,966)
Taxes and charges	(24,470)	(25,673)	(20,548)
Insurance premiums	(39,525)	(38,755)	(37,793)
Leases and rental costs	(10,641)	(10,341)	(27,885)
Public relations and advertising	(9,175)	(11,811)	(12,737)
Other supplies and services	(161,673)	(155,940)	(126,511)
Travel expenses	(2,892)	(16,324)	(12,790)
Environmental expenses	(2,243)	(2,760)	(2,311)
Total	(1,065,278)	(1,150,709)	(1,021,085)